Common Stock and Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Common Stock And Warrants Tables
Summary of warrants outstanding
	Shares of Common Stock Issuable from Warrants Outstanding as of		Weighted
	December 31,		Average
Description	2016	2015	Exercise Price	Expiration
Series A	960,000	960,000	$0.35	July 12, 2019
Series B	1,326,087	3,500,000	$0.46	November 29, 2018
Series C	3,500,000	3,500,000	$0.49	November 29, 2018
Series D	910,000	1,010,000	$1.10	June 5, 2020
Series E	584,416	-	$1.13	September 8, 2021
Total	7,280,503	8,970,000